Property and Equipment	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2024 and December 31, 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Furniture	€56,724	€56,232
Laboratory Photovoltaic Installation	116,912	116,912
Tools and Machinery	7,530	6,026
Computer	14,915	14,915
	196,081	194,085
Accumulated depreciation	(40,830)	(35,001)
	€155,251	€159,084

During the six months ended June 30, 2024 and 2023, the Company acquired property and equipment of €1,996 and €19,333, respectively. During the six months ended June 30, 2024 and 2023, the Company recorded depreciation expense of €5,829 and €10,051, respectively.